Other comprehensive income/(loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		¥ 30,583,033
Other comprehensive income/(loss)		988,567	¥ 930,951	¥ (107,507)
Balance, end of the year	$ 4,881,592	33,892,900	30,583,033
Foreign currency translation adjustments
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		540,121	(413,452)	(291,840)
Other comprehensive income/(loss)		943,616	953,573	(121,612)
Balance, end of the year		1,483,737	540,121	(413,452)
Net unrealized gains/(losses) on available-for-sale securities
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		14,705	37,327	23,222
Other comprehensive income/(loss)		44,951	(22,622)	14,105
Balance, end of the year		59,656	14,705	37,327
Accumulated other comprehensive income/(loss)
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		554,826	(376,125)	(268,618)
Balance, end of the year		¥ 1,543,393	¥ 554,826	¥ (376,125)